Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Total	$ 570,365	$ 564,847
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	570,365	561,929
Below 1.0
Mortgage Loans on Real Estate [Line Items]
Total	27,383	32,308
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	99,713	96,741
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	150,877	186,429
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	$ 292,392	$ 246,451